Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2019
Assets pledged and collateral	Assets pledged
end of	2Q19	4Q18
CHF million
Total assets pledged or assigned as collateral	121,960	117,895
of which encumbered	66,361	58,672

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q19	4Q18
CHF million
Fair value of collateral received with the right to sell or repledge	440,627	406,389
of which sold or repledged	196,524	193,267

Bank
Assets pledged and collateral	Assets pledged
end of	6M19	2018
CHF million
Total assets pledged or assigned as collateral	121,960	117,895
of which encumbered	66,361	58,672

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M19	2018
CHF million
Fair value of collateral received with the right to sell or repledge	440,627	406,389
of which sold or repledged	196,524	193,267